Other Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Expense [Abstract]
Summary of other expeses

In thousands of soles	Note	2024	2023	2022
Changes in contingent consideration	24.d	—	20,927	—
Derecognition of other assets		2,112	—	—
Loss on disposal of intangibles		—	—	1,028

		2,112	20,927	1,028